Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Paid-in capital	Accumulated deflicit	Accumulated other comprehensive loss
Beginning balance at Dec. 31, 2023	$ 11,288			$ 275,717	$ (264,417)	$ (12)
Beginning balance (in shares) at Dec. 31, 2023		2,474,159	351,037
Net loss	(3,057)				(3,057)
Vesting of restricted stock awards (in shares)		71,763
Share-based compensation expense related to issuance of stock options and restricted stock awards	625			625
Foreign currency translation adjustment	(6)					(6)
Release of foreign currency translation adjustment upon liquidation of a subsidiary					(18)	$ 18
Ending balance at Dec. 31, 2024	$ 8,850			276,342	(267,492)
Ending balance (in shares) at Dec. 31, 2024	2,545,922	2,545,922	351,037
Issuance of common stock - private placement, net of issuance cost (in share)		499,998
Issuance of common stock - private placement, net of issuance cost	$ 1,245			1,245
Issuance of common stock - ATM (in shares)		715,220
Issuance of common stock - ATM	2,077			2,077
Net loss	(3,528)				(3,528)
Vesting of restricted stock awards (in shares)		60,096
Share-based compensation expense related to issuance of stock options and restricted stock awards	441			441
Foreign currency translation adjustment	0
Ending balance at Dec. 31, 2025	$ 9,085			$ 280,105	$ (271,020)
Ending balance (in shares) at Dec. 31, 2025	3,821,236	3,821,236	351,037